Effects of Derivatives Designated as Cash Flow Hedges (Detail) (Cash Flow Hedge, Fuel Swaps, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedge | Fuel Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other comprehensive income (loss)-effective portion	$ 13,500	$ 30,848	$ 132	$ 23,029	$ 18,906	$ 29,928	$ 5,851
Gain (loss) recognized in other income (expense) - ineffective portion	(83)	157	(182)	(473)	(509)	457	140
Amount reclassified from accumulated comprehensive income (loss) into fuel expense	(2,081)	(1,600)	(5,080)	(13,932)	(14,448)	(36,686)	(3,065)
Effect of derivative on consolidated financial statements					$ 3,949	$ (6,301)	$ 2,926